Stock Options	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

10. STOCK OPTIONS

Effective October 16, 2014, the Company adopted the 2014 Stock Option Plan (the “Plan”) under the administration of the Board of Directors to retain the services of valued key employees and consultants of the Company.

A summary of option activity for the years ended December 31, 2017 and 2016 are presented below.

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	7,656,250	$0.66	4.87	$—
Granted	5,860,000	0.09	—	—
Forfeited	(2,985,297)	0.93	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2016	10,530,953	$0.33	4.03	$—
Granted	13,210,000	0.17	—	—
Forfeited	(1,900,000)	0.16	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2017	21,840,953	$0.26	2.09	$137,403
Vested December 31, 2017	12,286,613	$0.28		$44,030
Exercisable at December 31, 2017	9,357,620	$0.36		$24,166

The following were stock options transactions during the year ended December 31, 2017:

During the year ended December 31, 2017, the Company granted stock options to employees and consultants to purchase a total 13,210,000 shares of common stock for services rendered. The options have an average exercise price of $0.17 per share, expire in five years and vest over a period of three years from grant date. Total fair value of these options at grant date was approximately $1,781,000 using the Black-Scholes Option Pricing model with the following average assumptions: life of 4 years; risk free interest rate of 1.92%; volatility of 230% and dividend yield of 0%.

The total stock compensation expense recognized relating to vesting of these stock options for the years ended December 31, 2017 amounted to $418,389. As of December 31, 2017, total unrecognized stock-based compensation expense was $837,120 which is expected to be recognized as an operating expense through August 2020.

The following were stock options transactions during the year ended December 31, 2016:

During the year ended December 31, 2016, the Company granted stock options to employees and consultants to purchase a total 5,860,000 shares of common stock for services rendered. The options have an average exercise price of $0.09 per share, expire in five years and vest over a period of three years from grant date. Total fair value of these options at grant date was approximately $462,000 using the Black-Scholes Option Pricing model with the following average assumptions: life of 5 years; risk free interest rate of 1.23%; volatility of 123% and dividend yield of 0%.

The total stock compensation expense recognized relating to the vesting of these stock options for the years ended December 31, 2016 amounted to $457,881.